Average Annual Total Returns - PGIM Jennison Small-Cap Core Equity Fund	Oct. 01, 2020
Class R6
Average Annual Return:
1 Year	25.61%
Since Inception	9.96%
Inception Date	Nov. 15, 2016
Class R6 | Return After Taxes on Distributions
Average Annual Return:
1 Year	25.61%
Since Inception	9.07%
Inception Date	Nov. 15, 2016
Class R6 | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	15.16%
Since Inception	7.48%
Inception Date	Nov. 15, 2016
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	25.52%
Since Inception	9.33%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.